Schedule of Disaggregated Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	$ 263,887,586	$ 155,193,013	$ 70,785,528
CHINA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	29,771,155	13,339,546	3,958,669
CHINA | Brokerage Commissions [Member]
Product Information [Line Items]
Total			211,930
HONG KONG | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	10,593,903	4,001,824	3,886,888
MALAYSIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	78,485,394	44,073,880	8,577,514
SINGAPORE | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	90,371,606	58,370,083	38,692,637
SINGAPORE | Brokerage Commissions [Member]
Product Information [Line Items]
Total	13,539		209,221
KOREA, REPUBLIC OF | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	8,594,496	6,105,287	1,533,270
KOREA, REPUBLIC OF | Brokerage Commissions [Member]
Product Information [Line Items]
Total			39,895
UNITED ARAB EMIRATES | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	5,558,863	3,756,984	548,177
VIET NAM | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	962,649	340,174	1,549,407
THAILAND | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	3,641,697	4,693,086	1,998,602
INDONESIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	4,365,274	4,348,622	180,898
TIMOR-LESTE | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total		2,553,700
INDIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	9,057,960	1,721,256	759,286
SPAIN | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	7,252,415	1,123,811	332,559
Others [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	15,217,937	10,752,610	8,133,873
Others [Member] | Brokerage Commissions [Member]
Product Information [Line Items]
Total	698	12,150	172,702
Subtotal [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	263,873,349	155,180,863	70,151,780
Subtotal [Member] | Brokerage Commissions [Member]
Product Information [Line Items]
Total	$ 14,237	$ 12,150	$ 633,748